State Street Institutional Investment Trust

One Iron Street

Boston, MA 02210

May 3, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)

File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and Statements of Additional Information listed in Exhibit A hereto for the above-referenced Trust, dated April 30, 2024, do not differ from those contained in the Post-Effective Amendment No. 301 under the 1933 Act to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 25, 2024 with a designated effective date of April 30, 2024 (Accession # 0001193125-24-114351).

If you have any questions, please contact me at (617) 664-6507.

Very truly yours,

/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
Assistant Secretary

EXHIBIT A

Prospectus

State Street Aggregate Bond Index Fund

State Street Equity 500 Index Fund

State Street Global All Cap Equity ex-U.S. Index Fund

State Street Small/Mid Cap Equity Index Fund

Class A, Class I, and Class K

Prospectus

State Street Emerging Markets Equity Index Fund

State Street Balanced Index Fund

Class K

Prospectus

State Street Equity 500 Index Fund

Administrative Shares

Prospectus

State Street Equity 500 Index Fund

Class R

Prospectus

State Street Equity 500 Index Fund

Service Shares

Prospectus

State Street Institutional Liquid Reserves Fund

Institutional Class, Administration Class, Investment Class, Investor Class, Premier Class and Opportunity Class

State Street Institutional Treasury Money Market Fund

Institutional Class, Administration Class, Investment Class, Investor Class, Premier Class and Opportunity Class

State Street Institutional Treasury Plus Money Market Fund

Institutional Class, Administration Class, Investment Class, Investor Class, Premier Class and Opportunity Class

State Street Institutional U.S. Government Money Market Fund

Institutional Class, Administration Class, Investment Class, Investor Class, Premier Class and Opportunity Class

Prospectus

State Street Institutional Liquid Reserves Fund

Service Class

Prospectus

State Street Aggregate Bond Index Portfolio

State Street Equity 500 Index II Portfolio

State Street Global All Cap Equity ex-U.S. Index Portfolio

State Street Small/Mid Cap Equity Index Portfolio

Prospectus

State Street Target Retirement 2020 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2025 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2030 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2035 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2040 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2045 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2050 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2055 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2060 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2065 Fund

Class I, Class K, and Class R3

State Street Target Retirement Fund

Class I, Class K, and Class R3

Prospectus

State Street Institutional U.S. Government Money Market Fund

Class G

Prospectus

State Street Hedged International Developed Equity Index Fund

State Street International Developed Equity Index Fund

Class K

Prospectus

State Street Institutional Liquid Reserves Fund

State Street Institutional Treasury Plus Money Market Fund

Trust Class

Prospectus

State Street Institutional U.S. Government Money Market Fund

Administration Class

Prospectus

Neuberger Berman Money Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

Institutional Class

Prospectus

State Street Treasury Obligations Money Market Fund

Prospectus

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

State Street Institutional U.S. Government Money Market Fund

Select Class

Statement of Additional Information

State Street Institutional Liquid Reserves Fund

Bancroft Capital Class

State Street Institutional Treasury Money Market Fund

Bancroft Capital Class

State Street Institutional Treasury Plus Money Market Fund

Bancroft Capital Class

State Street Institutional U.S. Government Money Market Fund

Bancroft Capital Class

Statement of Additional Information

State Street Institutional Treasury Plus Money Market Fund

Blaylock Van Class

State Street Institutional U.S. Government Money Market Fund

Blaylock Van Class

Statement of Additional Information

State Street Institutional Treasury Money Market Fund

Cabrera Capital Markets Class

State Street Institutional Treasury Plus Money Market Fund

Cabrera Capital Markets Class

State Street Institutional U.S. Government Money Market Fund

Cabrera Capital Markets Class

Statement of Additional Information

State Street Aggregate Bond Index Fund

Class A, Class I, and Class K

State Street Balanced Index Fund

Class K

State Street Emerging Markets Equity Index Fund

Class K

State Street Equity 500 Index Fund

Administrative Shares, Class R, Service Shares, Class A, Class I, and Class K

State Street Global All Cap Equity Ex-U.S. Index Fund

Class A, Class I, and Class K

State Street Hedged International Developed Equity Index Fund

Class K

State Street International Developed Equity Index Fund

Class K

State Street Small/Mid Cap Equity Index Fund

Class A, Class I, and Class K

State Street Target Retirement 2020 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2025 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2030 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2035 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2040 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2045 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2050 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2055 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2060 Fund

Class I, Class K, and Class R3

State Street Target Retirement 2065 Fund

Class I, Class K, and Class R3

State Street Target Retirement Fund

Class I, Class K, and Class R3

Statement of Additional Information

State Street Institutional Liquid Reserves Fund

Premier Class, Investment Class, Service Class, Institutional Class, Investor Class,

Administration Class, Trust Class, and Opportunity Class

State Street Institutional Treasury Money Market Fund

Premier Class, Investment Class, Select Class, Institutional Class, Investor Class,

Administration Class, and Opportunity Class

State Street Institutional Treasury Plus Money Market Fund

Premier Class, Investment Class, Select Class, Institutional Class, Investor Class,

Administration Class, Trust Class, and Opportunity Class

State Street Institutional U.S. Government Money Market Fund

Premier Class, Investment Class, Select Class, Institutional Class, Investor Class,

Administration Class, Class G, and Opportunity Class

State Street Institutional Treasury Obligations Money Market Fund

Statement of Additional Information

State Street Aggregate Bond Index Portfolio

State Street Equity 500 Index II Portfolio

State Street Global All Cap Equity Ex-U.S. Index Portfolio

State Street Small/Mid Cap Equity Index Portfolio